CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
ASSETS
Cash and Cash Equivalents	¥ 1,231,860	¥ 954,827
Restricted Cash	135,048	136,985
Net investment in Leases	1,087,563	1,057,973
Installment Loans The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2022 ¥151,601 million March 31, 2023 ¥197,041 million	3,877,602	3,862,604
Allowance for Credit Losses	(64,723)	(69,459)
Investment in Operating Leases	1,537,178	1,463,202
Investment in Securities The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2022 ¥19,353 million March 31, 2023 ¥22,874 million The amounts which are associated to available-for-sale debt securities are as follows: As of March 31, 2022 Amortized Cost ¥2,276,425 million Allowance for Credit Losses ¥(153) million As of March 31, 2023 Amortized Cost ¥2,488,858 million Allowance for Credit Losses ¥(144) million	2,940,858	2,852,349
Property under Facility Operations	620,994	561,846
Investment in Affiliates The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2022 ¥0 million March 31, 2023 ¥2,511 million	1,000,704	978,033
Trade Notes, Accounts and Other Receivable	441,803	359,949
Inventories	169,021	139,563
Office Facilities	253,649	240,421
Other Assets The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2022 ¥5,214 million March 31, 2023 ¥4,676 million	2,034,634	1,732,379
Total Assets	15,266,191	14,270,672
Liabilities:
Short-Term Debt	508,796	439,639
Deposits	2,246,345	2,276,158
Trade Notes, Accounts and Other Payable	366,851	291,422
Policy Liabilities and Policy Account Balances The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2022 ¥198,905 million March 31, 2023 ¥163,734 million	2,065,366	1,963,623
Income Taxes:
Current	25,199	115,340
Deferred	359,582	345,841
Long-Term Debt	5,209,723	4,427,046
Other Liabilities	1,056,084	1,040,202
Total Liabilities	11,837,946	10,899,271
Redeemable Noncontrolling Interests	945	0
Commitments and Contingent Liabilities
Equity:
Common stock: Authorized: 2,590,000,000 shares Issued: March 31, 2022 1,258,277,087 shares March 31, 2023 1,234,849,342 shares	221,111	221,111
Additional Paid-in Capital	233,169	260,479
Retained Earnings	3,031,942	2,909,317
Accumulated Other Comprehensive Income (Loss)	(8,381)	(16,041)
Treasury Stock, at Cost: March 31, 2022 64,877,309 shares March 31, 2023 64,543,473 shares	(121,256)	(113,447)
ORIX Corporation Shareholders' Equity	3,356,585	3,261,419
Noncontrolling Interests	70,715	109,982
Total Equity	3,427,300	3,371,401
Total Liabilities and Equity	15,266,191	14,270,672
Variable Interest Entity, Primary Beneficiary
ASSETS
Cash and Cash Equivalents	3,544	3,899
Installment Loans (Net of Allowance for Credit Losses)	214,118	212,371
Investment in Operating Leases	65,314	101,881
Property under Facility Operations	159,991	210,307
Investment in Affiliates The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2022 ¥0 million March 31, 2023 ¥2,511 million	50,406	51,877
Other Assets The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2022 ¥5,214 million March 31, 2023 ¥4,676 million	73,093	95,613
Total Assets	566,466	675,948
Liabilities:
Trade Notes, Accounts and Other Payable	1,436	2,251
Income Taxes:
Long-Term Debt	349,528	431,312
Other Liabilities	26,971	38,891
Total Liabilities	¥ 377,935	¥ 472,454